Note 17 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
17.	Cash and cash equivalents

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Cash at bank and in hand	1,285	8,604	2,824

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
A+	171	5,423	-
A	-	-	-
A-	2	2	554
AA-	1,112	3,179	2,270
Total	1,285	8,604	2,824